Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Accrued Expenses [Abstract]
Summary of accrued expenses

	March 31,	September 30,
	2015	2014
	(unaudited)

Accrued applications costs	$141,453	$171,732
Accrued payroll and related expenses - unrelated parties	173,777	125,910
Accrued professional fees	143,837	202,680
Other accrued expenses	800	800
	$459,867	$501,122

	September 30,
	2014	2013
Accrued applications costs	$171,732	$95,559
Accrued payroll and related expenses - unrelated parties	125,910	107,514
Accrued professional fees	202,680	6,250
Other accrued expenses	170,496	0
	$670,818	$209,323